Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash and cash equivalents
Cash on hand	¥ 549	¥ 479
Cash at bank	6,771,104	2,853,501
Cash and cash equivalents as presented in the consolidated statements of financial position	6,771,653	2,853,980
Cash and cash equivalents as presented in the consolidated statements of cash flows	¥ 6,771,653	¥ 2,853,980	¥ 1,686,218	¥ 228,106